INCOME TAXES - Income Taxes Computed Using Federal Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Amount computed using statutory rate	$ 191	$ (2,172)	$ (756)
Net change in valuation allowance for net deferred tax assets	1,696	292	(1,702)
Foreign rate differential	439	504	268
Permanent differences	190	(14)	(64)
Transaction costs	0	0	(411)
State income tax	(19)	(100)	251
Research and development credits	1,754	791	1,166
Contingent consideration	(28)	(432)	285
Uncertain tax positions	(93)	(184)	(318)
Stock compensation, net	(242)	(522)	(232)
Other	299	(477)	1,605
Total tax benefit (provision)	$ 4,187	$ (2,314)	$ 92